Equity accounted investment - continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Net investment beginning	$ 2,863
Net income/(loss) from equity accounted investments	164	$ 291	$ 188
Acqusitions and increase in paid in capital	188
Dividends and other distributions	(273)
Other comprehensive income / (loss)	(10)
Divestments, derecognition and decrease in paid in capital	(1,444)
Net investment ending	1,487	2,863
Included in equity accounted investments [member]
Disclosure of associates [line items]
Net investment ending	1,441
Other long-term receivable in equity accounted investments [member]
Disclosure of associates [line items]
Net investment ending	46
Lundin Petroleum AB [Member]
Disclosure of associates [line items]
Net investment beginning	1,100
Net income/(loss) from equity accounted investments	15
Acqusitions and increase in paid in capital	0
Dividends and other distributions	(51)
Other comprehensive income / (loss)	(13)
Divestments, derecognition and decrease in paid in capital	(1,051)
Net investment ending	0	1,100
Lundin Petroleum AB [Member] | Included in equity accounted investments [member]
Disclosure of associates [line items]
Net investment ending	0
Lundin Petroleum AB [Member] | Other long-term receivable in equity accounted investments [member]
Disclosure of associates [line items]
Net investment ending	0
Other equity accounted investments [Member]
Disclosure of associates [line items]
Net investment beginning	1,763
Net income/(loss) from equity accounted investments	149
Acqusitions and increase in paid in capital	188
Dividends and other distributions	(223)
Other comprehensive income / (loss)	3
Divestments, derecognition and decrease in paid in capital	(393)
Net investment ending	1,487	$ 1,763
Other equity accounted investments [Member] | Included in equity accounted investments [member]
Disclosure of associates [line items]
Net investment ending	1,441
Other equity accounted investments [Member] | Other long-term receivable in equity accounted investments [member]
Disclosure of associates [line items]
Net investment ending	$ 46